Related party balances and transactions (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 First Win Technologies Ltd [Member] USD ($)	Jun. 30, 2012 First Win Technologies Ltd [Member] CNY	Jun. 30, 2011 First Win Technologies Ltd [Member] CNY
Related party receivables	$ 0	0	47,532,200	$ 0	0	47,532,200